Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 131	€ 101	€ 193
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	30	20
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	6	4
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	491	405
Taxable temporary differences [member] | Defined benefit plans and Other items [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	8	5
Gross amounts	32	31
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	1,770	1,769
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	455	441
Losses [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	1,247	1,346
Deferred tax assets recognized for tax losses, tax	€ 301	€ 230